Accrued Liabilities and Other Liabilities (Details) - Schedule of accrued liabilities and other liabilities - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accrued Liabilities And Other Liabilities Abstract
Qingtian International School acquisition payable	[1]	$ 8,000,000
Payables to third parties	[2]	4,500,000
Deposits related to the Group staff apartment sales	[3]	3,290,500	3,445,060
Accrued insurance expenses			1,959,206
Audit fee payable		642,925
Leasehold improvement payables		390,000	240,000
Interests payable		55,289	25,295
Others		513,502
Total		$ 17,392,216	$ 5,669,561

[1]	On August 31, 2021, the Group acquired 100% equity interest of Qingtian International School, with a total consideration of RMB23 million in cash. According to payment schedule agreed in the equity transfer agreement, the remaining balance of acquisition payable will be settled within 2022.
[2]	Payables to third parties were loans for daily operational purposes, with 1.5% interest rate and due within one year.
[3]	Deposit prepaid to the Group for intention of purchasing the Group’s staff apartments which can be freely withdrawn before final approval of the ownership transfer.